Schedule of Investments (unaudited)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.0%
Brambles Ltd.	1,032,109	$9,776,988
Cochlear Ltd.	34,299	5,623,924
Coles Group Ltd.	1,550,021	18,724,526
Commonwealth Bank of Australia	329,262	21,789,273
CSL Ltd.	111,420	22,243,514
Medibank Pvt Ltd.	5,011,119	11,859,103
Newcrest Mining Ltd.	1,914,601	36,559,029
Sonic Healthcare Ltd.	611,410	14,412,732
Telstra Corp. Ltd.	8,497,010	24,651,646
Transurban Group	2,004,040	19,986,886
Wesfarmers Ltd.	2,323,648	80,382,882
Woolworths Group Ltd.	1,820,120	46,953,299
		312,963,802
Belgium — 1.7%
Groupe Bruxelles Lambert NV	758,980	68,119,519
UCB SA	697,423	64,830,767
		132,950,286
Denmark — 3.7%
Carlsberg AS, Class B	80,003	13,240,234
Chr Hansen Holding A/S	403,005	31,365,653
Genmab A/S(a)	83,812	34,443,757
Novo Nordisk A/S, Class B	911,109	151,566,945
Novozymes A/S, Class B	428,957	22,332,651
Tryg A/S	1,341,791	31,710,512
		284,659,752
Finland — 2.5%
Elisa OYJ	1,195,722	74,255,884
Kone OYJ, Class B	970,259	55,353,996
Nokia OYJ	2,043,372	8,645,816
Orion OYJ, Class B	818,931	38,467,723
Sampo OYJ, Class A	300,533	15,241,517
		191,964,936
France — 7.8%
Air Liquide SA	353,085	63,516,562
BioMerieux	120,266	12,592,494
Carrefour SA	2,226,562	46,313,843
Danone SA	517,641	34,259,372
Eurofins Scientific SE(b)	79,947	5,584,283
Getlink SE	670,378	12,528,855
Hermes International	10,225	22,199,247
Ipsen SA	156,184	18,939,679
La Francaise des Jeux SAEM(c)	417,024	17,824,371
L’Oreal SA	120,588	57,631,054
Orange SA	7,803,080	101,564,224
Pernod Ricard SA	168,022	38,804,526
Sanofi	1,165,609	125,615,686
SEB SA	166,217	19,058,766
Thales SA	62,144	9,483,384
TotalEnergies SE	257,771	16,471,544
		602,387,890
Germany — 3.4%
Beiersdorf AG	382,437	53,399,432
Deutsche Boerse AG	144,971	27,647,234
Deutsche Telekom AG, Registered	2,544,331	61,348,338
Henkel AG & Co. KGaA	56,287	4,162,662
Merck KGaA	259,252	46,501,719
Symrise AG	568,987	68,746,433
Security	Shares	Value

Germany (continued)
Telefonica Deutschland Holding AG	1,651,075	$5,578,937
		267,384,755
Hong Kong — 6.9%
BOC Hong Kong Holdings Ltd.	16,280,500	51,393,013
CK Infrastructure Holdings Ltd.	5,292,000	30,129,389
CLP Holdings Ltd.	9,603,000	71,501,268
Hang Seng Bank Ltd.	6,264,200	92,853,263
HKT Trust & HKT Ltd., Class SS	34,242,349	45,003,747
Hong Kong & China Gas Co. Ltd.	15,246,799	13,538,100
Jardine Matheson Holdings Ltd.	680,800	32,911,067
Link REIT	5,757,420	37,658,629
MTR Corp. Ltd.	15,139,748	75,646,065
Power Assets Holdings Ltd.	13,791,000	78,805,881
Sun Hung Kai Properties Ltd.	681,000	9,481,754
		538,922,176
Ireland — 0.7%
Kerry Group PLC, Class A	544,426	57,341,450
Israel — 1.9%
Azrieli Group Ltd.	67,546	3,939,023
Bank Hapoalim BM	4,234,857	36,481,554
Bank Leumi Le-Israel BM	5,129,140	40,657,059
Check Point Software Technologies Ltd.(a)	253,618	32,300,789
ICL Group Ltd.	1,952,915	12,129,210
Isracard Ltd.	1	4
Mizrahi Tefahot Bank Ltd.	571,885	18,753,974
		144,261,613
Italy — 2.5%
Eni SpA	1,019,384	15,400,260
Ferrari NV	190,090	52,968,264
Infrastrutture Wireless Italiane SpA(c)	2,276,698	31,599,471
Recordati Industria Chimica e Farmaceutica SpA	674,744	31,060,103
Snam SpA	7,251,214	40,299,900
Terna - Rete Elettrica Nazionale	2,154,816	18,651,529
		189,979,527
Japan — 26.0%
Astellas Pharma Inc.	345,100	5,198,779
Bandai Namco Holdings Inc.	378,500	8,597,783
Bridgestone Corp.	481,400	19,332,225
Canon Inc.	2,376,000	56,590,010
Central Japan Railway Co	159,200	19,708,747
Chiba Bank Ltd. (The)	3,276,700	21,396,937
Chubu Electric Power Co. Inc.	3,398,000	37,895,704
Chugai Pharmaceutical Co. Ltd.	1,025,800	26,471,423
Concordia Financial Group Ltd.	3,633,200	13,785,664
East Japan Railway Co.	759,200	43,442,639
ENEOS Holdings Inc.	8,242,500	29,322,892
Fast Retailing Co. Ltd.	25,200	5,967,401
FUJIFILM Holdings Corp.	522,900	27,253,520
Hamamatsu Photonics KK	87,200	4,622,808
Hankyu Hanshin Holdings Inc.	321,600	10,040,766
Hikari Tsushin Inc.	56,000	7,640,923
Hirose Electric Co. Ltd.	288,800	38,976,115
Idemitsu Kosan Co. Ltd.	1,380,100	29,386,524
ITOCHU Corp.	1,952,300	64,767,279
Itochu Techno-Solutions Corp.	283,300	7,336,216
Japan Post Bank Co. Ltd.	4,113,200	32,846,232
Japan Post Holdings Co. Ltd.	4,965,900	40,878,915
Japan Tobacco Inc.	1,759,500	37,858,933

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kao Corp.	183,700	$7,423,035
KDDI Corp.	1,307,700	40,823,950
Keio Corp.	417,800	15,517,063
Keisei Electric Railway Co. Ltd.	195,300	6,891,923
Kintetsu Group Holdings Co. Ltd.	990,400	33,433,191
Kirin Holdings Co. Ltd.	336,500	5,466,548
Kobayashi Pharmaceutical Co. Ltd.	143,300	8,942,210
Kyowa Kirin Co. Ltd.	473,500	10,536,028
McDonald’s Holdings Co. Japan Ltd.(b)	880,200	36,669,340
MEIJI Holdings Co. Ltd.	1,480,800	35,731,276
Mitsubishi Corp.	940,200	34,858,719
Mitsubishi UFJ Financial Group Inc.	4,790,100	29,983,789
Mizuho Financial Group Inc.	5,594,220	81,092,854
MS&AD Insurance Group Holdings Inc.	220,400	7,234,035
NEC Corp.	552,700	21,254,246
Nippon Express Holdings Inc.	69,100	4,054,921
Nippon Prologis REIT Inc.	10,302	23,468,695
Nippon Shinyaku Co. Ltd.	179,800	8,222,019
Nippon Telegraph & Telephone Corp.	2,508,600	76,547,363
Nissin Foods Holdings Co. Ltd.	512,700	49,430,430
Nitori Holdings Co. Ltd.	403,900	51,430,935
Nitto Denko Corp.	54,200	3,503,933
Nomura Research Institute Ltd.	266,300	6,699,988
Obayashi Corp.	1,755,700	14,636,866
Obic Co. Ltd.	198,600	30,599,322
Odakyu Electric Railway Co. Ltd.	778,800	10,878,525
Ono Pharmaceutical Co. Ltd.	1,784,100	35,923,020
Oracle Corp. Japan	109,800	7,880,213
Oriental Land Co. Ltd./Japan	781,000	27,638,948
Osaka Gas Co. Ltd.	1,955,300	32,342,999
Otsuka Corp.	360,800	13,132,772
Otsuka Holdings Co. Ltd.	2,687,400	91,427,378
Pan Pacific International Holdings Corp.	1,362,400	25,459,076
Secom Co. Ltd.	647,500	41,462,011
Sekisui Chemical Co. Ltd.	453,300	6,451,569
Sekisui House Ltd.	1,668,600	34,304,149
Seven & i Holdings Co. Ltd.	220,100	9,974,369
SG Holdings Co. Ltd.	2,091,100	30,090,537
Shionogi & Co. Ltd.	212,600	9,516,940
Shizuoka Financial Group Inc., NVS	4,235,400	31,924,950
SoftBank Corp.	7,701,500	86,709,723
Sumitomo Mitsui Financial Group Inc.	347,600	14,207,671
Suntory Beverage & Food Ltd.	1,028,200	38,706,973
Takeda Pharmaceutical Co. Ltd.	1,383,200	45,865,715
Tobu Railway Co. Ltd.	1,276,900	32,593,884
Tokio Marine Holdings Inc.	750,400	15,088,306
Tokyo Gas Co. Ltd.	1,216,300	24,913,503
Tokyu Corp.	311,900	4,402,789
Trend Micro Inc./Japan	193,900	9,474,626
USS Co. Ltd.	2,014,500	33,851,619
Welcia Holdings Co. Ltd.	925,900	19,385,616
West Japan Railway Co	398,200	17,258,686
Yakult Honsha Co. Ltd.	403,600	30,356,348
Yamato Holdings Co. Ltd.	602,900	10,356,366
		2,025,350,395
Netherlands — 3.8%
Davide Campari-Milano NV	484,558	6,244,726
Heineken NV	164,628	18,903,439
JDE Peet’s NV	361,847	11,004,655
Koninklijke Ahold Delhaize NV	3,453,805	118,757,866
Security	Shares	Value

Netherlands (continued)
Koninklijke KPN NV	8,012,690	$29,221,359
OCI NV	121,370	3,198,140
QIAGEN NV(a)	1,328,476	59,410,437
Wolters Kluwer NV	385,030	51,014,046
		297,754,668
New Zealand — 0.6%
Auckland International Airport Ltd.(a)	2,434,549	13,330,019
Fisher & Paykel Healthcare Corp. Ltd.	532,062	9,126,407
Spark New Zealand Ltd.	6,183,280	20,034,759
		42,491,185
Norway — 0.2%
Telenor ASA	1,496,518	18,673,764

Portugal — 0.7%
Jeronimo Martins SGPS SA	2,181,341	55,046,599

Singapore — 4.1%
DBS Group Holdings Ltd.	2,838,800	70,146,615
Oversea-Chinese Banking Corp. Ltd.(b)	5,892,499	55,748,247
Singapore Exchange Ltd.	7,772,700	55,937,198
Singapore Technologies Engineering Ltd.	14,541,300	39,586,119
Singapore Telecommunications Ltd.	11,543,500	22,121,398
United Overseas Bank Ltd.	3,133,100	66,540,629
Venture Corp. Ltd.	880,100	11,243,944
		321,324,150
Spain — 2.4%
Aena SME SA(a)(c)	101,943	17,168,923
Enagas SA	342,777	6,862,631
Endesa SA	990,117	22,211,013
Grifols SA(a)	789,711	8,128,976
Iberdrola SA	2,199,141	28,496,687
Industria de Diseno Textil SA	1,440,479	49,519,005
Naturgy Energy Group SA	378,100	11,772,631
Red Electrica Corp. SA	2,348,586	42,700,435
		186,860,301
Sweden — 0.2%
Telia Co. AB	5,778,606	16,088,622

Switzerland — 15.2%
Alcon Inc.	70,430	5,128,453
Baloise Holding AG, Registered	143,225	23,974,887
Banque Cantonale Vaudoise, Registered	296,299	31,177,888
Barry Callebaut AG, Registered	18,878	40,306,217
BKW AG	168,440	28,844,792
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	945	11,668,030
DSM-Firmenich AG(a)	87,114	11,399,886
EMS-Chemie Holding AG, Registered	69,225	56,854,588
Geberit AG, Registered	71,003	40,440,603
Givaudan SA, Registered	18,659	65,268,571
Kuehne + Nagel International AG, Registered	205,265	60,810,969
Lonza Group AG, Registered	6,500	4,053,660
Nestle SA, Registered	900,947	115,582,095
Novartis AG, Registered	1,214,961	124,283,063
Roche Holding AG, Bearer	213,199	72,146,851
Roche Holding AG, NVS	326,372	102,200,175
Schindler Holding AG, Participation Certificates, NVS	109,509	24,472,156
Schindler Holding AG, Registered	198,786	42,465,219
SGS SA	561,550	50,817,651
Swatch Group AG (The), Registered	148,960	9,397,567

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Swiss Prime Site AG, Registered	759,552	$68,754,356
Swisscom AG, Registered	190,474	130,770,001
Zurich Insurance Group AG	126,562	61,376,520
		1,182,194,198
United Kingdom — 10.7%
Admiral Group PLC	237,385	6,899,386
AstraZeneca PLC	574,059	84,480,207
BAE Systems PLC	4,892,140	62,325,770
British American Tobacco PLC	272,012	10,049,700
Bunzl PLC	667,047	26,553,194
Croda International PLC	219,754	19,307,459
DCC PLC	113,351	7,052,352
Diageo PLC	162,168	7,397,470
GSK PLC	4,771,192	86,039,702
Halma PLC	126,505	3,679,194
Hikma Pharmaceuticals PLC	728,839	16,880,470
HSBC Holdings PLC	8,390,198	60,471,062
J Sainsbury PLC	8,571,948	29,787,563
National Grid PLC	6,958,032	99,763,741
Reckitt Benckiser Group PLC	784,676	63,409,489
RELX PLC	1,600,165	53,315,402
Rio Tinto PLC	93,166	5,922,783
Sage Group PLC (The)	727,603	7,503,720
Severn Trent PLC	559,478	20,607,580
Tesco PLC	15,438,388	54,581,684
Unilever PLC	1,683,873	93,761,635
United Utilities Group PLC	1,084,821	14,736,715
		834,526,278
Total Long-Term Investments — 99.0%
(Cost: $7,269,690,240)		7,703,126,347
Security	Shares	Value

Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	1,680,788	$1,681,292
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	1,100,000	1,100,000
Total Short-Term Securities — 0.0%
(Cost: $2,780,666)		2,781,292
Total Investments — 99.0%
(Cost: $7,272,470,906)		7,705,907,639
Other Assets Less Liabilities — 1.0%		74,743,116
Net Assets — 100.0%		$7,780,650,755

(a)	Non-Income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,760,113	$—		$(1,073,651	)(a)	$(5,133)	$(37)	$1,681,292	1,680,788	$543,791	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	980,000	120,000	(a)	—		—	—	1,100,000	1,100,000	61,080		1
						$(5,133)	$(37)	$2,781,292		$604,871		$1

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending Income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	136	06/08/23	$20,609	$752,553
SPI 200 Index	120	06/15/23	14,636	410,055
Euro STOXX 50 Index	289	06/16/23	13,780	467,953
FTSE 100 Index	113	06/16/23	11,166	293,180
2-Year U.S. Treasury Note	71	06/30/23	14,649	36,127
				$1,959,868

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (Including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (Including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments Include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$54,705,330	$7,648,421,017	$—	$7,703,126,347
Short-Term Securities
Money Market Funds	2,781,292	—	—	2,781,292
	$57,486,622	$7,648,421,017	$—	$7,705,907,639
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,923,741	$—	$1,923,741
Interest Rate Contracts	36,127	—	—	36,127
	$36,127	$1,923,741	$—	1,959,868

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

4